Pension and Savings Plans (Details 4) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	$ 184.5	$ 196.3
Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	625.1	625.2
Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	30.2	29.9
U.S. equity securities
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	190.3	196.0
U.S. equity securities | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	141.7	141.8
U.S. equity securities | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	48.6	54.2
U.S. equity securities | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
International equity securities
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	69.8	80.6
International equity securities | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
International equity securities | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	69.8	80.6
International equity securities | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
U.S. debt securities
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	54.4	61.3
U.S. debt securities | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	25.3	30.6
U.S. debt securities | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	29.1	30.7
U.S. debt securities | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
International debt securities
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	23.5	21.9
International debt securities | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
International debt securities | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	23.5	21.9
International debt securities | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Corporate debt securities
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	447.8	424.3
Corporate debt securities | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Corporate debt securities | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	447.8	424.3
Corporate debt securities | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Short-term investments
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	23.8	37.4
Short-term investments | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	17.5	23.9
Short-term investments | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	6.3	13.5
Short-term investments | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Interests in real estate
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	30.2	29.9
Interests in real estate | Level 1 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Interests in real estate | Level 2 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	0.0	0.0
Interests in real estate | Level 3 [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	30.2	29.9	$ 27.8
Pension Plans, Defined Benefit [Member]
Fair value of assets in the Master Trust by category and by fair value valuation hierarchy
Total assets at fair value	$ 839.8	$ 851.4	$ 813.7